UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

Item 1.	Schedule of Investments.

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments

January 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 97.2%
Aerospace & Defense – 2.6%
64,624	BE Aerospace, Inc.	$ 2,614,041
20,363	General Dynamics Corp.	2,723,958
84,932	Honeywell International, Inc.	8,764,982
5,468	Northrop Grumman Corp.	1,011,908
151,444	Spirit AeroSystems Holdings, Inc. Class A*	6,421,226

		21,536,115

Airlines – 1.5%
34,098	Alaska Air Group, Inc.	2,400,499
58,095	Delta Air Lines, Inc.	2,573,027
58,167	JetBlue Airways Corp.*	1,239,539
160,414	Southwest Airlines Co.	6,034,775

		12,247,840

Beverages – 4.5%
198,495	Coca-Cola Enterprises, Inc.	9,214,138
20,821	Dr. Pepper Snapple Group, Inc.	1,953,842
210,219	PepsiCo., Inc.	20,874,747
136,187	The Coca-Cola Co.	5,845,146

		37,887,873

Biotechnology – 4.8%
39,589	Alkermes PLC*	1,267,244
103,326	Amgen, Inc.	15,780,980
4,159	Biogen, Inc.*	1,135,657
33,173	Gilead Sciences, Inc.	2,753,359
66,327	Incyte Corp.*	4,680,033
33,177	Ionis Pharmaceuticals, Inc.*	1,291,581
41,109	Medivation, Inc.*	1,344,264
11,492	Regeneron Pharmaceuticals, Inc.*	4,827,674
44,215	United Therapeutics Corp.*	5,446,404
20,995	Vertex Pharmaceuticals, Inc.*	1,905,296

		40,432,492

Building Products – 0.2%
82,280	Masco Corp.	2,171,369

Capital Markets – 1.8%
13,043	Affiliated Managers Group, Inc.*	1,750,240
33,193	Ameriprise Financial, Inc.	3,008,945
34,142	E*TRADE Financial Corp.*	804,386
59,065	Federated Investors, Inc. Class B	1,493,754
169,025	SEI Investments Co.	6,632,541
8,408	The Bank of New York Mellon Corp.	304,538
30,140	The Charles Schwab Corp.	769,474

		14,763,878

Chemicals – 1.1%
8,643	Air Products & Chemicals, Inc.	1,095,155
33,615	The Sherwin-Williams Co.	8,594,347

		9,689,502

Shares	Description	Value
Common Stocks – (continued)
Commercial Banks* – 0.1%
4,756	SVB Financial Group	$ 481,878

Communications Equipment – 0.8%
23,398	F5 Networks, Inc.*	2,194,264
186,650	Juniper Networks, Inc.	4,404,940

		6,599,204

Computers & Peripherals – 6.1%
505,803	Apple, Inc.	49,234,864
46,416	EMC Corp.	1,149,724
21,147	NetApp, Inc.	463,754

		50,848,342

Construction & Engineering* – 0.4%
188,463	Quanta Services, Inc.	3,524,258

Construction Materials – 0.1%
5,165	Vulcan Materials Co.	455,553

Consumer Finance* – 0.1%
37,601	Ally Financial, Inc.	595,976
35,210	Santander Consumer USA Holdings, Inc.	367,944

		963,920

Containers & Packaging – 0.6%
136,225	WestRock Co.	4,806,018

Diversified Financial Services – 0.6%
72,289	MSCI, Inc.	4,976,375

Diversified Telecommunication Services – 2.0%
340,592	Verizon Communications, Inc.	17,019,382

Electrical Equipment – 0.1%
4,358	Acuity Brands, Inc.	882,190

Electronic Equipment, Instruments & Components – 0.9%
256,495	Ingram Micro, Inc. Class A	7,233,159

Food & Staples Retailing – 2.4%
162,257	CVS Health Corp.	15,672,404
11,697	Sprouts Farmers Market, Inc.*	266,692
100,355	The Kroger Co.	3,894,777

		19,833,873

Food Products – 4.0%
211,679	ConAgra Foods, Inc.	8,814,314
185,381	Flowers Foods, Inc.	3,807,726
156,823	The Kraft Heinz Co.	12,241,603
158,137	Tyson Foods, Inc. Class A	8,438,190

		33,301,833

Health Care Equipment & Supplies – 2.8%
34,691	C.R. Bard, Inc.	6,357,820
248,098	Hologic, Inc.*	8,420,446
81,100	Sirona Dental Systems, Inc.*	8,620,119

		23,398,385

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Health Care Providers & Services – 4.5%
104,297	AmerisourceBergen Corp.	$ 9,340,839
19,884	Anthem, Inc.	2,594,663
16,156	Cigna Corp.	2,158,442
161,054	Express Scripts Holding Co.*	11,574,951
2,380	Humana, Inc.	387,440
67,875	McKesson Corp.	10,926,518
3,733	UnitedHealth Group, Inc.	429,892

		37,412,745

Health Care Technology* – 0.4%
252,342	Allscripts Healthcare Solutions, Inc.	3,477,273

Hotels, Restaurants & Leisure – 6.0%
118,748	Darden Restaurants, Inc.	7,488,249
74,863	Domino’s Pizza, Inc.	8,529,142
147,842	McDonald’s Corp.	18,299,883
73,870	Starbucks Corp.	4,489,080
155,561	Yum! Brands, Inc.	11,257,949

		50,064,303

Household Durables – 1.5%
52,408	D.R. Horton, Inc.	1,441,744
54,283	Leggett & Platt, Inc.	2,253,287
43,324	Mohawk Industries, Inc.*	7,209,547
33,201	Tempur Sealy International, Inc.*	2,003,349

		12,907,927

Household Products – 1.1%
112,045	Church & Dwight Co., Inc.	9,411,780

Independent Power Producers & Energy Traders – 0.5%
204,985	Calpine Corp.*	3,138,320
67,828	NRG Energy, Inc.	721,690

		3,860,010

Insurance – 0.3%
52,224	Lincoln National Corp.	2,060,759
3,258	Reinsurance Group of America, Inc.	274,421

		2,335,180

Internet & Catalog Retail – 3.1%
32,234	Amazon.com, Inc.*(a)	18,921,358
5,751	Expedia, Inc.	581,081
28,180	Netflix, Inc.*	2,588,051
3,658	The Priceline Group, Inc.*	3,895,661
6,341	TripAdvisor, Inc.*	423,325

		26,409,476

Internet Software & Services* – 8.5%
6,947	Akamai Technologies, Inc.	316,922
23,401	Alphabet, Inc. Class A	17,816,351
23,880	Alphabet, Inc. Class C	17,741,646
409,998	eBay, Inc.	9,618,553
173,091	Facebook, Inc. Class A	19,422,541
7,038	LinkedIn Corp. Class A	1,392,891
224,380	Rackspace Hosting, Inc.	4,534,720
35,727	Twitter, Inc.	600,214

		71,443,838

Shares	Description	Value
Common Stocks – (continued)
IT Services – 3.2%
22,438	CoreLogic, Inc.*	$ 801,037
65,028	Fiserv, Inc.*	6,149,048
69,666	Jack Henry & Associates, Inc.	5,655,486
33,431	Total System Services, Inc.	1,342,589
196,089	Vantiv, Inc. Class A*	9,225,987
50,544	Visa, Inc. Class A	3,765,022

		26,939,169

Life Sciences Tools & Services – 1.2%
1,600	Mettler-Toledo International, Inc.*	500,560
72,310	Thermo Fisher Scientific, Inc.	9,549,259

		10,049,819

Machinery – 1.1%
202,383	Allison Transmission Holdings, Inc.	4,814,692
39,531	Illinois Tool Works, Inc.	3,560,557
7,733	WABCO Holdings, Inc.*	693,263

		9,068,512

Media – 4.9%
83,793	Cablevision Systems Corp. Class A	2,673,835
341,988	Comcast Corp. Class A	19,052,152
26,327	MSG Networks, Inc. Class A*	460,459
321,717	The Interpublic Group of Cos., Inc.	7,219,330
56,315	The Walt Disney Co.	5,396,103
23,709	Time Warner Cable, Inc.	4,315,275
80,584	Twenty-First Century Fox, Inc. Class A	2,173,350

		41,290,504

Metals & Mining – 0.1%
70,388	Steel Dynamics, Inc.	1,291,620

Oil, Gas & Consumable Fuels – 3.1%
244,022	HollyFrontier Corp.	8,533,449
202,099	Marathon Petroleum Corp.	8,445,717
39,551	Tesoro Corp.	3,450,825
177,801	The Williams Cos., Inc.	3,431,559
53,470	World Fuel Services Corp.	2,082,657

		25,944,207

Pharmaceuticals – 1.2%
8,225	Bristol-Myers Squibb Co.	511,266
230,547	Zoetis, Inc.	9,925,048

		10,436,314

Real Estate Investment Trusts – 1.9%
7,719	American Tower Corp.	728,210
117,995	Empire State Realty Trust, Inc. Class A	1,952,817
130,979	Equity LifeStyle Properties, Inc.	8,634,136
14,116	Lamar Advertising Co. Class A	792,049
55,806	Post Properties, Inc.	3,197,126
10,998	Welltower, Inc.	684,295

		15,988,633

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – 1.3%
8,440	Avago Technologies Ltd.	$ 1,128,512
41,621	KLA-Tencor Corp.	2,788,191
146,958	Maxim Integrated Products, Inc.	4,908,397
54,860	ON Semiconductor Corp.*	469,602
37,413	Texas Instruments, Inc.	1,980,270

		11,274,972

Software – 4.9%
14,423	Activision Blizzard, Inc.	502,209
37,174	Adobe Systems, Inc.*	3,313,319
381,257	Cadence Design Systems, Inc.*	7,457,387
32,207	CDK Global, Inc.	1,418,718
120,245	Citrix Systems, Inc.*	8,472,463
27,214	Electronic Arts, Inc.*	1,756,528
223,835	Microsoft Corp.	12,331,070
42,331	Red Hat, Inc.*	2,965,286
39,936	Synopsys, Inc.*	1,713,254
5,732	The Ultimate Software Group, Inc.*	1,006,711

		40,936,945

Specialty Retail – 6.3%
7,134	Advance Auto Parts, Inc.	1,084,725
6,391	AutoZone, Inc.*	4,904,390
197,600	Lowe’s Cos., Inc.	14,160,016
39,787	O’Reilly Automotive, Inc.*	10,380,428
175,750	The Home Depot, Inc.	22,102,320

		52,631,879

Textiles, Apparel & Luxury Goods – 0.7%
59,511	Carter’s, Inc.	5,785,659

Tobacco – 2.2%
296,557	Altria Group, Inc.	18,122,598

Trading Companies & Distributors – 1.7%
255,261	HD Supply Holdings, Inc.*	6,705,707
10,797	United Rentals, Inc.*	517,284
62,376	Watsco, Inc.	7,248,715

		14,471,706

TOTAL COMMON STOCKS (Cost $841,153,403)		$814,608,508

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(b) – 1.6%
Repurchase Agreements – 1.6%
Joint Repurchase Agreement Account II
$13,300,000	0.350%	02/01/16	$ 13,300,000
(Cost $13,300,000)

TOTAL INVESTMENTS – 98.8% (Cost $854,453,403)			$827,908,508

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%			10,292,906

NET ASSETS – 100.0%			$838,201,414

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(b)	Joint repurchase agreement was entered into on January 29, 2016. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2016, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

S&P 500 E-Mini Index	126	March 2016	$12,159,630	$(870,556)

TAX INFORMATION — At January 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$854,714,979

Gross unrealized gain	31,999,262
Gross unrealized loss	(58,805,733)

Net unrealized security loss	$(26,806,471)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments

January 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 97.3%
Aerospace & Defense – 3.3%
17,544	General Dynamics Corp.	$ 2,346,861
3,085	L-3 Communications Holdings, Inc.	360,451
22,782	Northrop Grumman Corp.	4,216,037
1,123	Orbital ATK, Inc.	101,328
9,457	Raytheon Co.	1,212,766
59,753	Spirit AeroSystems Holdings, Inc. Class A*	2,533,527

		10,770,970

Auto Components – 0.4%
35,742	Johnson Controls, Inc.	1,282,066

Beverages – 1.6%
41,237	Coca-Cola Enterprises, Inc.	1,914,222
33,254	PepsiCo., Inc.	3,302,122

		5,216,344

Biotechnology* – 0.3%
15,857	Alkermes PLC	507,583
4,417	Incyte Corp.	311,663

		819,246

Capital Markets – 2.5%
13,268	Ameriprise Financial, Inc.	1,202,744
136,336	E*TRADE Financial Corp.*	3,212,076
4,343	Interactive Brokers Group, Inc. Class A	140,149
4,251	State Street Corp.	236,908
71,690	The Bank of New York Mellon Corp.	2,596,612
35,555	The Charles Schwab Corp.	907,719

		8,296,208

Chemicals – 0.6%
8,884	Air Products & Chemicals, Inc.	1,125,692
19,026	Westlake Chemical Corp.	865,302

		1,990,994

Commercial Banks – 10.9%
609,912	Bank of America Corp.	8,624,156
112,563	Citigroup, Inc.	4,792,932
54,697	Fifth Third Bancorp	864,213
110,434	JPMorgan Chase & Co.	6,570,823
326,401	KeyCorp.	3,642,635
110,419	SunTrust Banks, Inc.	4,039,127
4,474	SVB Financial Group*	453,306
55,394	Synovus Financial Corp.	1,691,179
98,941	Wells Fargo & Co.	4,969,806

		35,648,177

Communications Equipment – 2.5%
100,448	Brocade Communications Systems, Inc.	801,575
127,488	Cisco Systems, Inc.	3,032,939
89,381	Juniper Networks, Inc.	2,109,392
47,603	QUALCOMM, Inc.	2,158,320
45,371	Viavi Solutions, Inc.*	226,855

		8,329,081

Shares	Description	Value
Common Stocks – (continued)
Computers & Peripherals – 1.3%
141,153	EMC Corp.	$ 3,496,360
5,624	NCR Corp.*	120,016
23,550	NetApp, Inc.	516,451

		4,132,827

Construction & Engineering* – 0.4%
73,258	Quanta Services, Inc.	1,369,925

Construction Materials – 0.2%
8,957	Vulcan Materials Co.	790,007
Consumer Finance – 2.0%
115,709	Ally Financial, Inc.*	1,833,988
52,146	Capital One Financial Corp.	3,421,821
22,312	Santander Consumer USA Holdings, Inc.	233,160
32,469	Synchrony Financial*	922,769

		6,411,738

Containers & Packaging – 0.9%
86,175	WestRock Co.	3,040,254

Diversified Financial Services* – 1.5%
38,762	Berkshire Hathaway, Inc. Class B	5,030,145

Diversified Telecommunication Services – 2.4%
96,517	AT&T, Inc.	3,480,403
6,975	SBA Communications Corp. Class A*	692,478
75,447	Verizon Communications, Inc.	3,770,087

		7,942,968

Electric Utilities – 0.6%
32,104	American Electric Power Co., Inc.	1,957,381

Electrical Equipment – 0.5%
31,411	Eaton Corp. PLC	1,586,570

Electronic Equipment, Instruments & Components – 0.7%
85,349	Ingram Micro, Inc. Class A	2,406,842

Energy Equipment & Services – 1.3%
66,968	Baker Hughes, Inc.	2,913,778
29,311	FMC Technologies, Inc.*	737,172
71,795	Weatherford International PLC*	483,898

		4,134,848

Food & Staples Retailing – 1.2%
36,729	CVS Health Corp.	3,547,654
5,264	Wal-Mart Stores, Inc.	349,319
1,862	Walgreens Boots Alliance, Inc.	148,439

		4,045,412

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Food Products – 4.0%
94,137	ConAgra Foods, Inc.	$ 3,919,865
136,951	Flowers Foods, Inc.	2,812,973
4,066	The J.M. Smucker Co.	521,749
25,594	The Kraft Heinz Co.	1,997,868
71,404	Tyson Foods, Inc. Class A	3,810,117

		13,062,572

Health Care Equipment & Supplies – 1.1%
89,193	Hologic, Inc.*	3,027,210
8,112	Medtronic PLC	615,863

		3,643,073

Health Care Providers & Services – 2.7%
4,254	Aetna, Inc.	433,227
3,876	AmerisourceBergen Corp.	347,135
9,755	Anthem, Inc.	1,272,930
48,120	Express Scripts Holding Co.*	3,458,384
2,121	Humana, Inc.	345,278
17,781	McKesson Corp.	2,862,385

		8,719,339

Health Care Technology* – 0.4%
84,005	Allscripts Healthcare Solutions, Inc.	1,157,589

Hotels, Restaurants & Leisure – 1.9%
43,118	Carnival Corp.	2,075,269
50,025	Darden Restaurants, Inc.	3,154,577
2,643	Domino’s Pizza, Inc.	301,117
8,333	Yum! Brands, Inc.	603,059

		6,134,022

Household Durables – 1.3%
52,670	D.R. Horton, Inc.	1,448,952
17,015	Mohawk Industries, Inc.*	2,831,466

		4,280,418

Household Products – 1.4%
57,526	The Procter & Gamble Co.	4,699,299

Independent Power Producers & Energy Traders – 2.7%
194,455	AES Corp.	1,847,322
232,544	Calpine Corp.*	3,560,249
333,692	NRG Energy, Inc.	3,550,483

		8,958,054

Industrial Conglomerates – 1.9%
218,383	General Electric Co.	6,354,945

Insurance – 5.6%
90,999	Lincoln National Corp.	3,590,820
41,913	Reinsurance Group of America, Inc.	3,530,332
63,876	The Allstate Corp.	3,870,886
42,144	The Travelers Cos., Inc.	4,511,094
26,656	W.R. Berkley Corp.	1,336,798
43,220	XL Group PLC	1,567,157

		18,407,087

Shares	Description	Value
Common Stocks – (continued)
Internet Software & Services* – 1.1%
120,758	eBay, Inc.	$ 2,832,983
31,012	Yahoo!, Inc.	915,164

		3,748,147

IT Services* – 0.2%
10,585	CoreLogic, Inc.	377,885
8,630	Vantiv, Inc. Class A	406,041

		783,926

Life Sciences Tools & Services – 1.3%
32,814	Thermo Fisher Scientific, Inc.	4,333,417

Machinery – 1.0%
144,122	Allison Transmission Holdings, Inc.	3,428,662

Media – 2.1%
51,204	Cablevision Systems Corp. Class A	1,633,920
67,534	Comcast Corp. Class A	3,762,319
55,817	Twenty-First Century Fox, Inc. Class A	1,505,384

		6,901,623

Metals & Mining – 1.7%
5,806	Newmont Mining Corp.	115,888
79,525	Nucor Corp.	3,107,042
134,463	Steel Dynamics, Inc.	2,467,396

		5,690,326

Multi-Utilities – 0.9%
35,757	Ameren Corp.	1,606,204
31,150	CMS Energy Corp.	1,211,112

		2,817,316

Multiline Retail – 1.2%
55,943	Target Corp.	4,051,392

Oil, Gas & Consumable Fuels – 12.7%
25,692	Anadarko Petroleum Corp.	1,004,300
28,721	Chevron Corp.	2,483,505
38,572	Columbia Pipeline Group, Inc.	715,511
16,290	ConocoPhillips	636,613
31,104	CVR Energy, Inc.(a)	1,089,262
28,625	Devon Energy Corp.	798,638
4,321	Energen Corp.	152,402
9,394	EOG Resources, Inc.	667,162
112,718	Exxon Mobil Corp.	8,775,096
105,295	HollyFrontier Corp.	3,682,166
97,798	Marathon Petroleum Corp.	4,086,978
56,604	PBF Energy, Inc. Class A	1,980,574
60,184	Phillips 66	4,823,748
30,336	Tesoro Corp.	2,646,816
55,918	The Williams Cos., Inc.	1,079,217
65,362	Valero Energy Corp.	4,436,119
69,044	World Fuel Services Corp.	2,689,264

		41,747,371

Pharmaceuticals – 4.9%
83,727	Johnson & Johnson	8,744,448
26,688	Merck & Co., Inc.	1,352,281
156,305	Pfizer, Inc.	4,765,739
26,291	Zoetis, Inc.	1,131,828

		15,994,296

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Professional Services – 0.1%
5,072	ManpowerGroup, Inc.	$ 387,247

Real Estate Investment Trusts – 5.7%
88,954	Apartment Investment & Management Co. Class A	3,482,549
37,052	Camden Property Trust	2,827,067
143,921	CBL & Associates Properties, Inc.	1,547,151
119,782	Empire State Realty Trust, Inc. Class A	1,982,392
82,480	Equity Commonwealth*	2,217,887
36,480	Equity LifeStyle Properties, Inc.	2,404,762
49,935	Post Properties, Inc.	2,860,776
7,060	Welltower, Inc.	439,273
92,497	WP Glimcher, Inc.	839,873

		18,601,730

Real Estate Management & Development – 0.4%
8,551	Jones Lang LaSalle, Inc.	1,203,297

Semiconductors & Semiconductor Equipment – 1.8%
51,909	Intel Corp.	1,610,217
74,594	Maxim Integrated Products, Inc.	2,491,440
28,225	ON Semiconductor Corp.*	241,606
86,833	Teradyne, Inc.	1,687,165

		6,030,428

Software – 2.4%
67,705	Activision Blizzard, Inc.	2,357,488
83,438	Microsoft Corp.	4,596,600
28,207	Nuance Communications, Inc.*	497,289
9,734	Synopsys, Inc.*	417,589

		7,868,966

Specialty Retail – 0.6%
28,478	Lowe’s Cos., Inc.	2,040,733

Tobacco – 1.1%
58,212	Altria Group, Inc.	3,557,335

TOTAL COMMON STOCKS (Cost $347,449,794)		$319,804,613

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(b) – 2.5%
Repurchase Agreements – 2.5%
Joint Repurchase Agreement Account II
$8,100,000	0.350%	02/01/16	$ 8,100,000
(Cost $8,100,000)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $355,549,794)			$327,904,613

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(c)(d) – 0.3%
Goldman Sachs Financial Square Money Market Fund – FST Shares
904,200	0.365%	$ 904,200
(Cost $904,200)

TOTAL INVESTMENTS – 100.1% (Cost $356,453,994)		$328,808,813

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		(345,053)

NET ASSETS – 100.0%		$328,463,760

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Joint repurchase agreement was entered into on January 29, 2016. Additional information appears in the Notes to the Schedule of Investments section.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on January 31, 2016.

(d)	Represents an Affiliated Issuer.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2016, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

S&P 500 E-Mini Index	49	March 2016	$4,728,745	$110,130

TAX INFORMATION — At January 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$356,801,275

Gross unrealized gain	6,142,679
Gross unrealized loss	(34,135,141)

Net unrealized security loss	$(27,992,462)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments

January 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 97.2%
Aerospace & Defense – 0.6%
57,114	DigitalGlobe, Inc.*	$ 748,193
1,162	National Presto Industries, Inc.(a)	91,903

		840,096

Air Freight & Logistics* – 1.2%
25,239	Air Transport Services Group, Inc.	245,575
22,890	Atlas Air Worldwide Holdings, Inc.	840,750
20,177	Hub Group, Inc. Class A	614,793

		1,701,118

Auto Components – 1.2%
18,640	Cooper Tire & Rubber Co.	679,614
40,267	Modine Manufacturing Co.*	258,514
28,492	Tower International, Inc.	655,886

		1,594,014

Beverages* – 0.4%
2,800	The Boston Beer Co., Inc. Class A	501,900

Biotechnology – 6.0%
7,315	ACADIA Pharmaceuticals, Inc.*	151,347
6,296	Acceleron Pharma, Inc.*	193,287
16,587	Achillion Pharmaceuticals, Inc.*	112,128
10,931	AMAG Pharmaceuticals, Inc.*	250,429
9,761	Anacor Pharmaceuticals, Inc.*	733,344
125,989	Array BioPharma, Inc.*	389,306
28,608	Cepheid, Inc.*	842,506
27,244	Emergent Biosolutions, Inc.*	997,130
1,629	Genomic Health, Inc.*	46,915
55,769	Halozyme Therapeutics, Inc.*	490,767
5,845	Ironwood Pharmaceuticals, Inc.*	53,949
15,025	Momenta Pharmaceuticals, Inc.*	186,611
24,478	Myriad Genetics, Inc.*(a)	953,908
7,027	Neurocrine Biosciences, Inc.*	298,999
12,657	NewLink Genetics Corp.*	308,325
1,651	Ophthotech Corp.*	89,468
118,502	Orexigen Therapeutics, Inc.*(a)	216,859
187,239	PDL BioPharma, Inc.(a)	587,930
6,823	Prothena Corp. PLC*	265,756
34,957	Repligen Corp.*	774,298
1,854	Sage Therapeutics, Inc.*	62,257
21,538	ZIOPHARM Oncology, Inc.*	107,044

		8,112,563

Building Products – 1.1%
3,297	American Woodmark Corp.*	227,493
10,287	Apogee Enterprises, Inc.	409,217
5,938	Continental Building Products, Inc.*	88,714
12,097	Universal Forest Products, Inc.	833,362

		1,558,786

Shares	Description	Value
Common Stocks – (continued)
Capital Markets – 2.2%
8,554	Associated Capital Group, Inc. Class A*	$ 231,642
5,785	BGC Partners, Inc. Class A	52,933
3,265	Cohen & Steers, Inc.	98,668
1,961	Evercore Partners, Inc. Class A	88,579
8,554	GAMCO Investors, Inc. Class A(a)	248,750
29,992	Investment Technology Group, Inc.	516,162
5,025	Piper Jaffray Cos.*	170,850
22,903	Stifel Financial Corp.*	766,335
68,973	WisdomTree Investments, Inc.(a)	827,676

		3,001,595

Chemicals – 2.9%
9,619	Balchem Corp.	540,011
23,273	FutureFuel Corp.	291,378
25,792	H.B. Fuller Co.	959,978
18,222	Innophos Holdings, Inc.	486,709
10,797	Kraton Performance Polymers, Inc.*	158,500
10,202	Minerals Technologies, Inc.	418,180
12,991	Sensient Technologies Corp.	775,173
6,427	Stepan Co.	288,958

		3,918,887

Commercial Banks – 6.7%
12,610	1st Source Corp.	381,074
85,229	Brookline Bancorp, Inc.	951,156
35,854	Central Pacific Financial Corp.	751,141
5,165	Columbia Banking System, Inc.	153,039
59,487	CVB Financial Corp.	910,746
23,905	FCB Financial Holdings, Inc. Class A*	803,686
1,694	First Citizens BancShares, Inc. Class A	416,826
9,418	First Interstate BancSystem, Inc.	253,815
48,191	First Midwest Bancorp, Inc.	839,969
1,635	Great Southern Bancorp, Inc.	64,861
12,483	Hanmi Financial Corp.	270,881
10,394	IBERIABANK Corp.	497,353
6,954	Investors Bancorp, Inc.	81,292
69,283	OFG Bancorp(a)	389,371
24,110	PrivateBancorp, Inc.	907,259
69,678	Umpqua Holdings Corp.	1,008,937
19,919	United Community Banks, Inc.	359,737
4,184	Western Alliance Bancorp*	136,315

		9,177,458

Commercial Services & Supplies – 2.3%
32,706	ABM Industries, Inc.	982,161
5,734	Brady Corp. Class A	128,671
14,228	Essendant, Inc.	424,848

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Commercial Services & Supplies (continued)
8,010	Healthcare Services Group, Inc.	$ 283,314
10,336	Herman Miller, Inc.	264,808
54,676	Kimball International, Inc. Class B	527,077
4,517	Knoll, Inc.	82,887
47,116	Quad Graphics, Inc.	474,929

		3,168,695

Communications Equipment – 2.1%
21,970	Calix, Inc.*	168,729
14,219	Ciena Corp.*	252,672
7,558	Finisar Corp.*	95,987
86,414	Harmonic, Inc.*	285,166
17,942	Ixia*	171,705
24,222	NETGEAR, Inc.*	905,176
10,040	Plantronics, Inc.	450,093
35,353	Polycom, Inc.*	360,247
26,886	ShoreTel, Inc.*	220,734

		2,910,509

Construction & Engineering – 2.5%
43,355	Aegion Corp.*	781,691
30,969	Comfort Systems USA, Inc.	877,661
24,193	EMCOR Group, Inc.	1,105,620
14,278	Granite Construction, Inc.	551,559
4,767	MasTec, Inc.*	73,603

		3,390,134

Consumer Finance – 0.4%
8,103	Cash America International, Inc.	242,604
81,038	EZCORP, Inc. Class A*	246,355
3,198	Nelnet, Inc. Class A	103,839

		592,798

Containers & Packaging* – 0.8%
35,192	Berry Plastics Group, Inc.	1,094,471

Distributors – 1.1%
3,717	Core-Mark Holding Co., Inc.	302,155
13,933	Pool Corp.	1,177,338

		1,479,493

Diversified Consumer Services – 2.2%
23,209	Bridgepoint Education, Inc.*	155,500
12,847	Bright Horizons Family Solutions, Inc.*	901,474
4,098	Capella Education Co.	179,943
56,127	K12, Inc.*	515,807
55,408	Regis Corp.*	827,796
20,762	Sotheby’s*(a)	487,700

		3,068,220

Diversified Telecommunication Services* – 0.8%
14,989	Cincinnati Bell, Inc.	48,564
22,387	General Communication, Inc. Class A	405,652
119,296	Vonage Holdings Corp.	611,989

		1,066,205

Shares	Description	Value
Common Stocks – (continued)
Electric Utilities – 0.2%
5,054	Cleco Corp.	$ 268,570

Electrical Equipment – 1.0%
3,660	AZZ, Inc.	188,417
64,710	General Cable Corp.	758,401
34,160	LSI Industries, Inc.	394,206

		1,341,024

Electronic Equipment, Instruments & Components – 4.5%
42,326	Benchmark Electronics, Inc.*	888,846
17,342	II-VI, Inc.*	360,714
33,520	Insight Enterprises, Inc.*	792,077
32,001	Kimball Electronics, Inc.*	321,290
16,351	Methode Electronics, Inc.	426,107
9,738	OSI Systems, Inc.*	533,837
6,142	Plexus Corp.*	214,663
65,922	QLogic Corp.*	845,120
11,203	SYNNEX Corp.	940,492
9,749	Tech Data Corp.*	608,338
35,223	TTM Technologies, Inc.*	205,350

		6,136,834

Energy Equipment & Services* – 0.6%
22,827	Oil States International, Inc.	644,406
85,965	Pioneer Energy Services Corp.	117,772

		762,178

Food & Staples Retailing – 0.4%
1,813	Casey’s General Stores, Inc.	218,902
17,762	SpartanNash Co.	364,476

		583,378

Food Products – 0.7%
8,310	J&J Snack Foods Corp.	897,314

Gas Utilities – 0.4%
15,529	New Jersey Resources Corp.	546,931

Health Care Equipment & Supplies – 4.2%
2,394	Atrion Corp.	898,995
11,712	Cantel Medical Corp.	695,341
7,158	ICU Medical, Inc.*	688,958
2,857	Inogen, Inc.*	94,967
26,577	Invacare Corp.	409,552
14,856	Meridian Bioscience, Inc.	285,978
31,687	Merit Medical Systems, Inc.*	524,420
21,511	Natus Medical, Inc.*	758,908
7,220	Orthofix International NV*	284,973
18,087	West Pharmaceutical Services, Inc.	1,034,938

		5,677,030

Health Care Providers & Services* – 1.7%
9,504	Magellan Health, Inc.	541,728
6,472	Molina Healthcare, Inc.	355,378
3,444	PharMerica Corp.	102,252
13,229	Triple-S Management Corp. Class B	294,874
13,278	WellCare Health Plans, Inc.	1,008,863

		2,303,095

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Health Care Technology – 0.7%
2,609	Computer Programs & Systems, Inc.(a)	$ 137,051
2,841	Medidata Solutions, Inc.*	121,396
9,759	Omnicell, Inc.*	273,154
30,568	Quality Systems, Inc.*	400,747

		932,348

Hotels, Restaurants & Leisure – 5.1%
21,917	BJ’s Restaurants, Inc.*	940,020
39,771	Bloomin’ Brands, Inc.	702,356
19,595	Bob Evans Farms, Inc.	802,219
3,356	Boyd Gaming Corp.*	59,770
81,331	Denny’s Corp.*	762,071
12,604	Isle of Capri Casinos, Inc.*	159,567
13,559	Jack in the Box, Inc.	1,052,721
17,262	Papa John’s International, Inc.	824,261
10,793	Pinnacle Entertainment, Inc.*	329,618
33,784	Sonic Corp.	992,574
3,329	Texas Roadhouse, Inc.	122,607
1,149	Vail Resorts, Inc.	143,625

		6,891,409

Household Durables – 1.5%
5,428	Cavco Industries, Inc.*	455,192
32,984	Ethan Allen Interiors, Inc.	880,673
7,463	Helen of Troy Ltd.*	666,968

		2,002,833

Independent Power Producers & Energy Traders* – 0.6%
115,991	Talen Energy Corp.	829,336

Insurance – 2.0%
46,175	American Equity Investment Life Holding Co.	839,923
16,404	Argo Group International Holdings Ltd.	932,240
57,740	Maiden Holdings Ltd.	739,072
1,433	Selective Insurance Group, Inc.	44,867
5,782	Stewart Information Services Corp.	205,030

		2,761,132

Internet & Catalog Retail – 1.4%
16,522	HSN, Inc.	777,525
37,358	Nutrisystem, Inc.	740,062
9,091	Shutterfly, Inc.*	378,640

		1,896,227

Internet Software & Services – 2.3%
22,605	Blucora, Inc.*	195,081
17,394	Constant Contact, Inc.*	549,824
2,673	Cornerstone OnDemand, Inc.*	82,034
3,872	Cvent, Inc.*	102,260
122,517	EarthLink Holdings Corp.	725,301
6,827	LogMeIn, Inc.*	356,643
33,034	Marchex, Inc. Class B	126,190
26,489	Monster Worldwide, Inc.*	132,180
4,328	NIC, Inc.*	85,651
43,787	Web.com Group, Inc.*	824,509

		3,179,673

Shares	Description	Value
Common Stocks – (continued)
IT Services – 0.9%
9,864	EVERTEC, Inc.	$ 135,531
2,741	ExlService Holdings, Inc.*	119,672
31,812	ManTech International Corp. Class A	917,140

		1,172,343

Leisure Equipment & Products – 0.3%
30,271	Callaway Golf Co.	263,660
3,803	Smith & Wesson Holding Corp.*	81,993

		345,653

Machinery – 4.4%
2,698	Altra Industrial Motion Corp.	60,597
27,229	Barnes Group, Inc.	885,215
8,808	ESCO Technologies, Inc.	303,259
55,407	Federal Signal Corp.	819,470
10,878	Hillenbrand, Inc.	294,576
10,248	Hyster-Yale Materials Handling, Inc.	532,281
5,806	John Bean Technologies Corp.	265,973
8,671	Kadant, Inc.	336,521
17,149	Miller Industries, Inc.	368,532
27,539	Mueller Industries, Inc.	700,868
5,448	Standex International Corp.	393,455
4,615	Tennant Co.	249,718
76,252	Wabash National Corp.*	843,347

		6,053,812

Media – 0.1%
44,613	Harte-Hanks, Inc.	152,577

Metals & Mining – 2.6%
31,781	Carpenter Technology Corp.	882,240
63,275	Commercial Metals Co.	880,788
41,604	Ferroglobe PLC	353,634
24,514	Materion Corp.	600,348
40,802	Schnitzer Steel Industries, Inc. Class A	548,787
8,747	Worthington Industries, Inc.	267,571

		3,533,368

Oil, Gas & Consumable Fuels – 2.9%
60,696	Alon USA Energy, Inc.(a)	763,556
46,826	Delek US Holdings, Inc.	796,978
109,279	DHT Holdings, Inc.	631,633
19,084	Gener8 Maritime, Inc.*(a)	128,435
8,564	Par Pacific Holdings, Inc.*	204,851
10,089	REX American Resources Corp.*	539,055
28,851	Western Refining, Inc.(a)	949,198

		4,013,706

Paper & Forest Products – 0.1%
1,791	Schweitzer-Mauduit International, Inc.	75,222

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Pharmaceuticals – 2.1%
12,019	Impax Laboratories, Inc.*	$ 450,352
24,193	Phibro Animal Health Corp. Class A	811,675
20,051	Prestige Brands Holdings, Inc.*	935,981
22,692	Sagent Pharmaceuticals, Inc.*	342,876
25,976	Sucampo Pharmaceuticals, Inc. Class A*	328,596

		2,869,480

Professional Services – 1.1%
4,414	Barrett Business Services, Inc.	172,897
19,021	CDI Corp.	97,768
18,826	Insperity, Inc.(a)	845,852
7,576	RPX Corp.*	87,730
14,254	TrueBlue, Inc.*	325,561

		1,529,808

Real Estate Investment Trusts – 9.9%
59,055	American Capital Mortgage Investment Corp.	769,487
179,116	Anworth Mortgage Asset Corp.	763,034
22,280	ARMOUR Residential REIT, Inc.	434,237
16,174	Coresite Realty Corp.	1,037,400
103,756	Cousins Properties, Inc.	894,377
43,087	CubeSmart	1,348,192
24,752	CyrusOne, Inc.	912,111
18,740	DCT Industrial Trust, Inc.	670,705
32,828	DuPont Fabros Technology, Inc.	1,088,905
46,709	First Industrial Realty Trust, Inc.	961,738
34,865	Hudson Pacific Properties, Inc.	885,920
11,614	Kite Realty Group Trust	307,771
46,170	Mack-Cali Realty Corp.	959,874
3,116	Pennsylvania Real Estate Investment Trust	61,011
10,461	PS Business Parks, Inc.	905,713
9,250	Rouse Properties, Inc.	161,875
9,000	Sovran Self Storage, Inc.	1,014,120
3,677	STAG Industrial, Inc.	62,252
25,371	Western Asset Mortgage Capital Corp.(a)	248,890

		13,487,612

Real Estate Management & Development – 0.8%
24,887	Alexander & Baldwin, Inc.	754,076
2,770	Marcus & Millichap, Inc.*	65,483
9,012	RE/MAX Holdings, Inc. Class A	313,798

		1,133,357

Road & Rail – 0.1%
9,019	ArcBest Corp.	185,160

Shares	Description	Value
Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – 2.2%
31,054	Advanced Energy Industries, Inc.*	$ 871,996
18,893	Cabot Microelectronics Corp.	767,812
17,480	Inphi Corp.*	485,070
11,904	Microsemi Corp.*	377,357
4,784	MKS Instruments, Inc.	169,545
5,321	Power Integrations, Inc.	250,779
5,135	Veeco Instruments, Inc.*	95,716

		3,018,275

Software – 3.2%
1,153	Blackbaud, Inc.	70,886
10,456	Fleetmatics Group PLC*(a)	453,895
10,338	Gigamon, Inc.*	270,339
1,983	Imperva, Inc.*	102,244
18,815	Manhattan Associates, Inc.*	1,084,685
6,195	Mentor Graphics Corp.	107,669
5,368	MicroStrategy, Inc. Class A*	926,034
6,982	Pegasystems, Inc.	164,077
12,203	Qlik Technologies, Inc.*	305,563
3,997	RealPage, Inc.*	77,102
27,787	RingCentral, Inc. Class A*	606,312
4,994	Take-Two Interactive Software, Inc.*	173,292
358	Tyler Technologies, Inc.*	56,227

		4,398,325

Specialty Retail – 2.2%
13,993	Asbury Automotive Group, Inc.*	658,791
11,982	Outerwall, Inc.(a)	404,992
12,414	Pier 1 Imports, Inc.	49,904
56,423	Rent-A-Center, Inc.	768,481
12,627	Stage Stores, Inc.(a)	104,804
25,936	The Cato Corp. Class A	1,045,999

		3,032,971

Textiles, Apparel & Luxury Goods – 0.4%
6,569	G-III Apparel Group Ltd.*	324,246
11,516	Wolverine World Wide, Inc.	194,735

		518,981

Thrifts & Mortgage Finance – 1.2%
11,567	BofI Holding, Inc.*(a)	198,490
48,279	Dime Community Bancshares, Inc.	829,916
3,328	Flagstar Bancorp, Inc.*	62,067
17,716	Oritani Financial Corp.	296,211
4,018	Washington Federal, Inc.	85,784
4,642	WSFS Financial Corp.	134,897

		1,607,365

Trading Companies & Distributors – 0.6%
6,722	Applied Industrial Technologies, Inc.	258,394
12,440	Beacon Roofing Supply, Inc.*	503,820

		762,214

Wireless Telecommunication Services – 0.3%
22,931	Spok Holdings, Inc.	412,987

TOTAL COMMON STOCKS (Cost $150,230,630)		$132,489,470

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(b) – 3.2%
Repurchase Agreements – 3.2%
Joint Repurchase Agreement Account II
$4,300,000	0.350%	02/01/16	$ 4,300,000
(Cost $4,300,000)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $154,530,630)			$136,789,470

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(c)(d) – 4.1%
Goldman Sachs Financial Square Money Market Fund – FST Shares
5,537,587	0.365%	$ 5,537,587
(Cost $5,537,587)

TOTAL INVESTMENTS – 104.5% (Cost $160,068,217)		$142,327,057

LIABILITIES IN EXCESS OF OTHER ASSETS – (4.5)%		(6,092,905)

NET ASSETS – 100.0%		$136,234,152

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Joint repurchase agreement was entered into on January 29, 2016. Additional information appears in the Notes to the Schedule of Investments section.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on January 31, 2016.

(d)	Represents an Affiliated Issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2016, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Russell 2000 Mini Index	14	March 2016	$1,443,960	$39,288

TAX INFORMATION — At January 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$160,109,297

Gross unrealized gain	7,240,181
Gross unrealized loss	(25,022,421)

Net unrealized security loss	$(17,782,240)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments

January 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 96.3%
Aerospace & Defense* – 0.2%
20,957	DigitalGlobe, Inc.	$ 274,537

Air Freight & Logistics* – 1.0%
12,369	Atlas Air Worldwide Holdings, Inc.	454,313
25,113	Hub Group, Inc. Class A	765,193

		1,219,506

Auto Components – 0.8%
19,609	Cooper Tire & Rubber Co.	714,944
13,878	Tower International, Inc.	319,472

		1,034,416

Beverages* – 0.4%
2,930	The Boston Beer Co., Inc. Class A	525,202

Biotechnology* – 10.8%
16,639	ACADIA Pharmaceuticals, Inc.	344,261
18,141	Acceleron Pharma, Inc.	556,929
45,967	Achillion Pharmaceuticals, Inc.	310,737
24,022	AMAG Pharmaceuticals, Inc.	550,344
13,079	Anacor Pharmaceuticals, Inc.	982,625
43,580	ARIAD Pharmaceuticals, Inc.	218,772
126,925	Array BioPharma, Inc.	392,198
32,983	Cepheid, Inc.	971,349
29,876	Dyax Corp.	—
23,700	Emergent Biosolutions, Inc.	867,420
11,088	Exelixis, Inc.	51,226
20,090	Genomic Health, Inc.	578,592
17,935	Geron Corp.(a)	54,702
66,176	Halozyme Therapeutics, Inc.	582,349
12,189	ImmunoGen, Inc.	103,485
18,800	Insys Therapeutics, Inc.(a)	326,180
36,753	Ironwood Pharmaceuticals, Inc.	339,230
2,443	Ligand Pharmaceuticals, Inc.	244,227
14,453	MiMedx Group, Inc.	120,249
52,108	Momenta Pharmaceuticals, Inc.	647,181
25,799	Myriad Genetics, Inc.(a)	1,005,387
22,055	Neurocrine Biosciences, Inc.	938,440
20,557	NewLink Genetics Corp.(a)	500,768
6,231	Ophthotech Corp.	337,658
123,725	Orexigen Therapeutics, Inc.(a)	226,417
3,632	Portola Pharmaceuticals, Inc.	119,965
14,607	Prothena Corp. PLC	568,943
2,034	Radius Health, Inc.	65,149
32,893	Repligen Corp.	728,580
20,194	Retrophin, Inc.	302,304
5,601	Sage Therapeutics, Inc.	188,082
1,645	TESARO, Inc.	56,818
3,692	Ultragenyx Pharmaceutical, Inc.	207,306
48,274	ZIOPHARM Oncology, Inc.(a)	239,922

		13,727,795

Shares	Description	Value
Common Stocks – (continued)
Building Products – 1.6%
6,428	American Woodmark Corp.*	$ 443,532
19,429	Apogee Enterprises, Inc.	772,886
30,374	Continental Building Products, Inc.*	453,787
4,764	Masonite International Corp.*	264,450
2,140	Universal Forest Products, Inc.	147,424

		2,082,079

Capital Markets – 1.9%
27,354	BGC Partners, Inc. Class A	250,289
6,226	Cohen & Steers, Inc.	188,150
9,684	Evercore Partners, Inc. Class A	437,426
6,532	Financial Engines, Inc.	176,168
3,335	HFF, Inc. Class A*	95,281
23,457	Investment Technology Group, Inc.	403,695
68,533	WisdomTree Investments, Inc.(a)	822,396

		2,373,405

Chemicals – 3.1%
16,666	Balchem Corp.	935,629
4,669	Chemtura Corp.*	122,515
25,844	H.B. Fuller Co.	961,914
6,366	Innophos Holdings, Inc.	170,036
13,219	Minerals Technologies, Inc.	541,847
5,062	PolyOne Corp.	136,978
13,547	Sensient Technologies Corp.	808,349
5,987	Stepan Co.	269,175

		3,946,443

Commercial Banks – 0.4%
29,046	OFG Bancorp(a)	163,239
10,887	Western Alliance Bancorp*	354,698

		517,937

Commercial Services & Supplies – 2.4%
13,108	ABM Industries, Inc.	393,633
9,735	G&K Services, Inc. Class A	626,739
9,916	Healthcare Services Group, Inc.	350,729
11,445	Herman Miller, Inc.	293,221
19,410	HNI Corp.	660,328
12,860	Interface, Inc.	217,206
4,026	Kimball International, Inc. Class B	38,811
12,748	Knoll, Inc.	233,926
26,791	Quad Graphics, Inc.	270,053

		3,084,646

Communications Equipment – 2.5%
51,958	Ciena Corp.*	923,294
82,386	Harmonic, Inc.*	271,874
14,091	Infinera Corp.*	215,874
54,285	Ixia*	519,507
2,724	NETGEAR, Inc.*	101,796
19,961	Plantronics, Inc.	894,852
30,524	ShoreTel, Inc.*	250,602

		3,177,799

Computers & Peripherals* – 0.1%
4,684	Cray, Inc.	184,503

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Construction & Engineering – 1.5%
28,392	Aegion Corp.*	$ 511,908
28,010	Comfort Systems USA, Inc.	793,803
12,679	EMCOR Group, Inc.	579,430

		1,885,141

Construction Materials* – 0.1%
11,642	Headwaters, Inc.	185,923

Containers & Packaging* – 0.8%
32,001	Berry Plastics Group, Inc.	995,231

Distributors – 1.2%
2,903	Core-Mark Holding Co., Inc.	235,985
14,695	Pool Corp.	1,241,727

		1,477,712

Diversified Consumer Services – 2.2%
15,772	Bright Horizons Family Solutions, Inc.*	1,106,721
11,741	Capella Education Co.	515,547
30,755	Regis Corp.*	459,480
32,010	Sotheby’s*	751,915

		2,833,663

Diversified Telecommunication Services* – 0.9%
29,287	General Communication, Inc. Class A	530,681
114,640	Vonage Holdings Corp.	588,103

		1,118,784

Electrical Equipment – 0.9%
10,492	AZZ, Inc.	540,128
56,345	General Cable Corp.	660,364

		1,200,492

Electronic Equipment, Instruments & Components – 4.1%
22,250	Benchmark Electronics, Inc.*	467,250
7,497	Coherent, Inc.*	579,293
11,526	DTS, Inc.*	256,799
18,645	Insight Enterprises, Inc.*	440,581
28,482	Methode Electronics, Inc.	742,241
5,072	MTS Systems Corp.	270,845
9,280	OSI Systems, Inc.*	508,730
19,101	Plexus Corp.*	667,580
31,874	QLogic Corp.*	408,625
4,468	Rofin-Sinar Technologies, Inc.*	113,889
7,499	SYNNEX Corp.	629,541
1,879	Universal Display Corp.*	92,259

		5,177,633

Energy Equipment & Services* – 0.0%
31,729	Pioneer Energy Services Corp.	43,469

Food Products – 0.7%
7,834	J&J Snack Foods Corp.	845,915

Shares	Description	Value
Common Stocks – (continued)
Health Care Equipment & Supplies – 4.4%
5,581	ABIOMED, Inc.*	$ 476,227
796	Analogic Corp.	58,960
17,445	Cantel Medical Corp.	1,035,710
2,572	ICU Medical, Inc.*	247,555
13,941	Inogen, Inc.*	463,399
8,632	Invacare Corp.	133,019
1,595	Masimo Corp.*	58,616
39,954	Meridian Bioscience, Inc.	769,114
21,163	Natus Medical, Inc.*	746,630
8,218	NuVasive, Inc.*	379,014
20,876	West Pharmaceutical Services, Inc.	1,194,525

		5,562,769

Health Care Providers & Services* – 1.9%
8,708	Amedisys, Inc.	311,311
16,397	Molina Healthcare, Inc.	900,359
15,536	WellCare Health Plans, Inc.	1,180,426

		2,392,096

Health Care Technology – 2.1%
13,333	Computer Programs & Systems, Inc.(a)	700,383
16,654	Medidata Solutions, Inc.*	711,625
26,398	Omnicell, Inc.*	738,880
43,170	Quality Systems, Inc.*	565,959

		2,716,847

Hotels, Restaurants & Leisure – 6.9%
18,656	BJ’s Restaurants, Inc.*	800,156
59,704	Bloomin’ Brands, Inc.	1,054,373
15,673	Bob Evans Farms, Inc.	641,653
41,865	Boyd Gaming Corp.*	745,616
7,140	Dave & Buster’s Entertainment, Inc.*	258,968
68,799	Denny’s Corp.*	644,647
35,479	Isle of Capri Casinos, Inc.*	449,164
14,449	Jack in the Box, Inc.	1,121,820
17,014	Papa John’s International, Inc.	812,418
27,319	Pinnacle Entertainment, Inc.*	834,322
3,530	Ruth’s Hospitality Group, Inc.	57,362
30,986	Sonic Corp.	910,369
3,781	Vail Resorts, Inc.	472,625

		8,803,493

Household Durables – 1.0%
5,615	Cavco Industries, Inc.*	470,874
9,023	Ethan Allen Interiors, Inc.	240,914
5,745	Helen of Troy Ltd.*	513,431
1,116	Universal Electronics, Inc.*	55,967

		1,281,186

Independent Power Producers & Energy Traders* – 0.4%
68,543	Talen Energy Corp.	490,082

Insurance – 1.1%
34,854	American Equity Investment Life Holding Co.	633,994
4,022	Argo Group International Holdings Ltd.	228,570
43,310	Maiden Holdings Ltd.	554,368

		1,416,932

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Internet & Catalog Retail – 1.5%
18,805	HSN, Inc.	$ 884,963
34,456	Nutrisystem, Inc.	682,574
6,462	Shutterfly, Inc.*	269,142

		1,836,679

Internet Software & Services – 3.9%
16,957	Blucora, Inc.*	146,339
26,634	Constant Contact, Inc.*	841,901
12,125	Cornerstone OnDemand, Inc.*	372,116
11,481	Cvent, Inc.*	303,213
122,597	EarthLink Holdings Corp.	725,774
16,065	Intralinks Holdings, Inc.*	129,484
15,411	LogMeIn, Inc.*	805,071
5,301	Marketo, Inc.*	100,772
9,473	Monster Worldwide, Inc.*	47,270
18,005	NIC, Inc.*	356,319
7,261	RetailMeNot, Inc.*	66,075
709	SPS Commerce, Inc.*	46,284
39,189	Web.com Group, Inc.*	737,929
13,722	Wix.com Ltd.*(a)	280,203

		4,958,750

IT Services – 1.1%
49,798	EVERTEC, Inc.	684,225
11,034	ExlService Holdings, Inc.*	481,744
1,840	Heartland Payment Systems, Inc.	169,427

		1,335,396

Leisure Equipment & Products* – 0.3%
15,221	Smith & Wesson Holding Corp.	328,165

Life Sciences Tools & Services* – 0.1%
1,558	PAREXEL International Corp.	99,650

Machinery – 3.9%
10,261	Altra Industrial Motion Corp.	230,462
6,902	Federal Signal Corp.	102,081
9,103	Harsco Corp.	58,623
32,877	Hillenbrand, Inc.	890,309
9,778	Hyster-Yale Materials Handling, Inc.	507,869
14,592	John Bean Technologies Corp.	668,459
28,968	Mueller Industries, Inc.	737,236
8,703	Standex International Corp.	628,531
6,469	Tennant Co.	350,038
67,834	Wabash National Corp.*	750,244

		4,923,852

Metals & Mining – 1.2%
23,362	Carpenter Technology Corp.	648,529
57,650	Ferroglobe PLC	490,025
3,229	Schnitzer Steel Industries, Inc. Class A	43,430
10,436	Worthington Industries, Inc.	319,237

		1,501,221

Shares	Description	Value
Common Stocks – (continued)
Multiline Retail – 0.2%
4,915	Big Lots, Inc.	$ 190,604

Oil, Gas & Consumable Fuels – 2.3%
36,240	Alon USA Energy, Inc.(a)	455,899
41,328	Delek US Holdings, Inc.	703,403
16,614	Gener8 Maritime, Inc.*	111,812
8,645	Par Pacific Holdings, Inc.*	206,788
3,496	REX American Resources Corp.*	186,791
3,865	SemGroup Corp. Class A	85,571
59,846	Ultra Petroleum Corp.*(a)	135,252
30,863	Western Refining, Inc.	1,015,393

		2,900,909

Paper & Forest Products – 0.2%
1,199	Neenah Paper, Inc.	72,468
4,807	Schweitzer-Mauduit International, Inc.	201,894

		274,362

Pharmaceuticals – 3.3%
22,246	Amphastar Pharmaceuticals, Inc.*	268,064
28,084	Impax Laboratories, Inc.*	1,052,307
23,760	Phibro Animal Health Corp. Class A	797,148
21,741	Prestige Brands Holdings, Inc.*	1,014,870
25,418	Sagent Pharmaceuticals, Inc.*	384,066
12,815	SciClone Pharmaceuticals, Inc.*	102,392
47,278	Sucampo Pharmaceuticals, Inc. Class A*	598,067

		4,216,914

Professional Services – 2.1%
2,914	Heidrick & Struggles International, Inc.	76,813
17,894	Insperity, Inc.	803,977
15,715	Korn/Ferry International	484,179
35,615	RPX Corp.*	412,422
27,001	TrueBlue, Inc.*	616,703
5,788	WageWorks, Inc.*	258,955

		2,653,049

Real Estate Investment Trusts – 4.4%
62,513	Anworth Mortgage Asset Corp.	266,305
16,739	Coresite Realty Corp.	1,073,640
43,049	CubeSmart	1,347,003
30,024	CyrusOne, Inc.	1,106,384
25,218	DuPont Fabros Technology, Inc.	836,481
8,651	PS Business Parks, Inc.	749,004
2,187	Sovran Self Storage, Inc.	246,431

		5,625,248

Real Estate Management & Development* – 0.1%
3,096	Marcus & Millichap, Inc.	73,189

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Road & Rail – 0.2%
13,284	ArcBest Corp.	$ 272,721

Semiconductors & Semiconductor Equipment – 3.8%
27,195	Advanced Energy Industries, Inc.*	763,636
17,630	Cabot Microelectronics Corp.	716,483
6,733	Cirrus Logic, Inc.*	233,770
27,690	Inphi Corp.*	768,398
26,315	Integrated Device Technology, Inc.*	670,506
32,062	Microsemi Corp.*	1,016,365
14,894	Power Integrations, Inc.	701,954

		4,871,112

Software – 7.1%
3,916	Aspen Technology, Inc.*	127,035
12,059	Blackbaud, Inc.	741,387
1,721	CommVault Systems, Inc.*	64,572
26,637	EPIQ Systems, Inc.	333,495
11,808	Fleetmatics Group PLC*(a)	512,585
20,774	Gigamon, Inc.*	543,240
3,269	Globant SA*	99,443
5,013	Imperva, Inc.*	258,470
3,618	Infoblox, Inc.*	58,395
23,545	Manhattan Associates, Inc.*	1,357,369
5,894	MicroStrategy, Inc. Class A*	1,016,774
22,233	Pegasystems, Inc.	522,476
3,309	QAD, Inc. Class A	61,250
31,725	Qlik Technologies, Inc.*	794,394
19,532	RealPage, Inc.*	376,772
35,452	RingCentral, Inc. Class A*	773,563
3,181	Take-Two Interactive Software, Inc.*	110,381
8,355	Tyler Technologies, Inc.*	1,312,236

		9,063,837

Specialty Retail – 2.5%
20,400	American Eagle Outfitters, Inc.	298,656
13,401	Asbury Automotive Group, Inc.*	630,919
8,115	Burlington Stores, Inc.*	436,019
13,896	Chico’s FAS, Inc.	144,380
12,819	Express, Inc.*	217,410
10,645	Outerwall, Inc.(a)	359,801
38,727	Pier 1 Imports, Inc.	155,683
18,682	The Cato Corp. Class A	753,445
11,013	Zumiez, Inc.*(a)	199,445

		3,195,758

Textiles, Apparel & Luxury Goods – 1.4%
8,127	Crocs, Inc.*	74,850
16,280	G-III Apparel Group Ltd.*	803,581
49,329	Wolverine World Wide, Inc.	834,153

		1,712,584

Thrifts & Mortgage Finance*(a) – 0.4%
28,816	BofI Holding, Inc.	494,483

Trading Companies & Distributors – 0.8%
7,206	Applied Industrial Technologies, Inc.	276,999
17,665	Beacon Roofing Supply, Inc.*	715,432
2,959	H&E Equipment Services, Inc.	34,472

		1,026,903

Shares	Description	Value
Common Stocks – (continued)
Wireless Telecommunication Services – 0.1%
2,728	Shenandoah Telecommunications Co.	$ 62,689

TOTAL COMMON STOCKS (Cost $135,768,935)		$122,193,711

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(b) – 7.2%
Repurchase Agreements – 7.2%
Joint Repurchase Agreement Account II
$9,200,000	0.350%	02/01/16	$ 9,200,000
(Cost $9,200,000)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $144,968,935)			$131,393,711

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(c)(d) – 4.5%
Goldman Sachs Financial Square Money Market Fund – FST Shares
5,724,995	0.365%	$ 5,724,995
(Cost $5,724,995)

TOTAL INVESTMENTS – 108.0% (Cost $150,693,930)		$137,118,706

LIABILITIES IN EXCESS OF OTHER ASSETS – (8.0)%		(10,210,457)

NET ASSETS – 100.0%		$126,908,249

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Joint repurchase agreement was entered into on January 29, 2016. Additional information appears in the Notes to the Schedule of Investments section.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on January 31, 2016.

(d)	Represents an Affiliated Issuer.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2016, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Russell 2000 Mini Index	22	March 2016	$2,269,080	$47,311

TAX INFORMATION — At January 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$151,073,373

Gross unrealized gain	5,464,811
Gross unrealized loss	(19,419,478)

Net unrealized security loss	$(13,954,667)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments

January 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 97.4%
Aerospace & Defense – 1.0%
53,677	DigitalGlobe, Inc.*	$ 703,169
8,277	Ducommun, Inc.*	122,499
1,582	Moog, Inc. Class A*	73,294
3,324	National Presto Industries, Inc.(a)	262,895

		1,161,857

Air Freight & Logistics* – 1.4%
37,257	Air Transport Services Group, Inc.	362,510
22,682	Atlas Air Worldwide Holdings, Inc.	833,110
14,427	Hub Group, Inc. Class A	439,591

		1,635,211

Auto Components – 1.2%
23,897	Cooper Tire & Rubber Co.	871,284
32,950	Modine Manufacturing Co.*	211,539
18,390	Tower International, Inc.	423,338

		1,506,161

Biotechnology – 1.7%
1,554	Anacor Pharmaceuticals, Inc.*	116,752
72,176	Array BioPharma, Inc.*	223,024
23,710	Emergent Biosolutions, Inc.*	867,786
199,739	PDL BioPharma, Inc.(a)	627,180
8,605	Repligen Corp.*	190,601

		2,025,343

Building Products – 0.8%
14,628	Universal Forest Products, Inc.	1,007,723

Capital Markets – 1.4%
29,572	Investment Technology Group, Inc.	508,934
8,161	Piper Jaffray Cos.*	277,474
27,274	Stifel Financial Corp.*	912,588

		1,698,996

Chemicals – 1.7%
30,291	FutureFuel Corp.	379,243
18,693	Innophos Holdings, Inc.	499,290
17,255	Kraton Performance Polymers, Inc.*	253,303
1,155	Minerals Technologies, Inc.	47,344
7,837	Sensient Technologies Corp.	467,634
8,455	Stepan Co.	380,137

		2,026,951

Commercial Banks – 14.3%
18,697	1st Source Corp.	565,023
10,092	Banner Corp.	418,818
81,638	Brookline Bancorp, Inc.	911,080
34,947	Central Pacific Financial Corp.	732,140
30,316	Columbia Banking System, Inc.	898,263

Shares	Description	Value
Common Stocks – (continued)
Commercial Banks – (continued)
67,638	CVB Financial Corp.	$ 1,035,538
24,375	FCB Financial Holdings, Inc. Class A*	819,487
4,077	First Citizens BancShares, Inc. Class A	1,003,187
40,412	First Financial Bancorp	646,592
24,739	First Interstate BancSystem, Inc.	666,716
36,675	First Merchants Corp.	838,390
50,203	First Midwest Bancorp, Inc.	875,038
3,869	FirstMerit Corp.	74,981
16,130	Flushing Financial Corp.	354,860
9,256	Great Southern Bancorp, Inc.	367,186
26,851	Hanmi Financial Corp.	582,667
2,703	Heartland Financial USA, Inc.	80,955
18,971	IBERIABANK Corp.	907,762
66,300	Investors Bancorp, Inc.	775,047
16,466	National Penn Bancshares, Inc.	187,712
57,321	OFG Bancorp(a)	322,144
28,262	PrivateBancorp, Inc.	1,063,499
5,250	Prosperity Bancshares, Inc.	222,600
12,284	Renasant Corp.	390,017
15,267	Towne Bank(a)	291,142
3,912	TriCo Bancshares	99,795
75,868	Umpqua Holdings Corp.	1,098,569
41,794	United Community Banks, Inc.	754,800
5,569	Western Alliance Bancorp*	181,438

		17,165,446

Commercial Services & Supplies – 2.1%
32,933	ABM Industries, Inc.	988,978
16,284	Essendant, Inc.	486,240
47,710	Kimball International, Inc. Class B	459,924
55,693	Quad Graphics, Inc.	561,386

		2,496,528

Communications Equipment – 2.2%
19,659	Calix, Inc.*	150,981
4,846	Comtech Telecommunications Corp.	94,594
26,332	Finisar Corp.*	334,417
70,601	Harmonic, Inc.*	232,983
24,372	Ixia*	233,240
24,546	NETGEAR, Inc.*	917,284
51,449	Polycom, Inc.*	524,265
13,470	ShoreTel, Inc.*	110,589

		2,598,353

Construction & Engineering – 2.9%
43,876	Aegion Corp.*	791,084
22,563	Comfort Systems USA, Inc.	639,436
25,913	EMCOR Group, Inc.	1,184,224
23,245	Granite Construction, Inc.	897,954

		3,512,698

Consumer Finance – 1.4%
15,698	Cash America International, Inc.	469,998
21,854	Enova International, Inc.*	121,727
68,482	EZCORP, Inc. Class A*	208,185
25,641	Nelnet, Inc. Class A	832,563

		1,632,473

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Containers & Packaging* – 0.8%
31,779	Berry Plastics Group, Inc.	$ 988,327

Distributors – 0.1%
1,250	Core-Mark Holding Co., Inc.	101,612

Diversified Consumer Services* – 1.2%
29,421	Bridgepoint Education, Inc.	197,121
37,415	K12, Inc.	343,844
57,427	Regis Corp.	857,959

		1,398,924

Diversified Telecommunication Services* – 0.7%
45,178	Cincinnati Bell, Inc.	146,376
130,006	Vonage Holdings Corp.	666,931

		813,307

Electric Utilities – 1.6%
20,978	Cleco Corp.	1,114,771
21,007	Portland General Electric Co.	816,542

		1,931,313

Electrical Equipment – 0.7%
49,309	General Cable Corp.	577,901
26,942	LSI Industries, Inc.	310,911

		888,812

Electronic Equipment, Instruments & Components – 5.3%
42,475	Benchmark Electronics, Inc.*	891,975
25,332	II-VI, Inc.*	526,906
32,289	Insight Enterprises, Inc.*	762,989
28,883	Kimball Electronics, Inc.*	289,985
10,355	OSI Systems, Inc.*	567,661
7,142	Plexus Corp.*	249,613
76,725	QLogic Corp.*	983,615
11,937	SYNNEX Corp.	1,002,111
14,119	Tech Data Corp.*	881,026
34,357	TTM Technologies, Inc.*	200,301

		6,356,182

Energy Equipment & Services* – 0.7%
28,245	Oil States International, Inc.	797,357
63,563	Pioneer Energy Services Corp.	87,081

		884,438

Food & Staples Retailing – 0.7%
11,294	Ingles Markets, Inc. Class A	433,238
18,171	SpartanNash Co.	372,869

		806,107

Food Products – 0.3%
1,155	J&J Snack Foods Corp.	124,717
2,543	Lancaster Colony Corp.	258,572

		383,289

Shares	Description	Value
Common Stocks – (continued)
Gas Utilities – 2.5%
6,861	Chesapeake Utilities Corp.	$ 432,037
35,283	New Jersey Resources Corp.	1,242,667
6,778	Northwest Natural Gas Co.	352,117
24,827	South Jersey Industries, Inc.	617,199
5,393	WGL Holdings, Inc.	360,199

		3,004,219

Health Care Equipment & Supplies – 0.8%
800	ICU Medical, Inc.*	77,000
5,139	Meridian Bioscience, Inc.	98,926
42,527	Merit Medical Systems, Inc.*	703,822
2,632	SurModics, Inc.*	52,508

		932,256

Health Care Providers & Services* – 0.8%
9,204	Magellan Health, Inc.	524,628
1,422	PharMerica Corp.	42,219
17,017	Triple-S Management Corp. Class B	379,309

		946,156

Hotels, Restaurants & Leisure – 3.3%
13,132	BJ’s Restaurants, Inc.*	563,231
17,532	Bob Evans Farms, Inc.	717,760
66,348	Denny’s Corp.*	621,681
15,811	Isle of Capri Casinos, Inc.*	200,167
5,154	Jack in the Box, Inc.	400,157
12,210	Papa John’s International, Inc.	583,028
28,705	Sonic Corp.	843,353

		3,929,377

Household Durables – 1.9%
6,329	Cavco Industries, Inc.*	530,750
6,605	CSS Industries, Inc.	185,006
30,573	Ethan Allen Interiors, Inc.	816,299
8,370	Helen of Troy Ltd.*	748,027

		2,280,082

Household Products* – 0.2%
19,472	Central Garden & Pet Co. Class A	269,103

Independent Power Producers & Energy Traders* – 0.7%
111,691	Talen Energy Corp.	798,591

Insurance – 4.3%
45,462	American Equity Investment Life Holding Co.	826,954
18,013	Argo Group International Holdings Ltd.	1,023,679
24,818	Heritage Insurance Holdings, Inc.	491,893
57,144	Maiden Holdings Ltd.	731,443
2,124	Primerica, Inc.	95,601
20,034	Selective Insurance Group, Inc.	627,264
21,497	Stewart Information Services Corp.	762,284
4,460	Symetra Financial Corp.	142,809
12,483	United Fire Group, Inc.	482,218

		5,184,145

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Internet & Catalog Retail – 0.7%
22,871	Nutrisystem, Inc.	$ 453,074
8,464	Shutterfly, Inc.*	352,526

		805,600

Internet Software & Services – 0.9%
37,306	Blucora, Inc.*	321,951
25,877	Marchex, Inc. Class B	98,850
22,699	Monster Worldwide, Inc.*	113,268
29,828	Web.com Group, Inc.*	561,661

		1,095,730

IT Services – 0.5%
20,357	ManTech International Corp. Class A	586,892

Leisure Equipment & Products – 0.3%
44,598	Callaway Golf Co.	388,449

Machinery – 4.4%
26,375	Barnes Group, Inc.	857,451
15,894	ESCO Technologies, Inc.	547,230
55,998	Federal Signal Corp.	828,211
11,162	Hyster-Yale Materials Handling, Inc.	579,754
7,378	Kadant, Inc.	286,340
13,414	Miller Industries, Inc.	288,267
24,505	Mueller Industries, Inc.	623,652
3,911	Standex International Corp.	282,452
6,987	Tennant Co.	378,067
59,224	Wabash National Corp.*	655,018

		5,326,442

Metals & Mining – 2.7%
30,662	Carpenter Technology Corp.	851,177
62,942	Commercial Metals Co.	876,153
22,678	Materion Corp.	555,384
34,209	Schnitzer Steel Industries, Inc. Class A	460,111
16,463	Worthington Industries, Inc.	503,603

		3,246,428

Oil, Gas & Consumable Fuels – 3.4%
53,814	Alon USA Energy, Inc.	676,980
17,296	Contango Oil & Gas Co.*	110,867
40,520	Delek US Holdings, Inc.	689,650
97,440	DHT Holdings, Inc.	563,203
18,805	Gener8 Maritime, Inc.*	126,558
6,086	Matador Resources Co.*	97,559
41,752	Oasis Petroleum, Inc.*	223,373
13,888	Par Pacific Holdings, Inc.*	332,201
4,373	PDC Energy, Inc.*	248,693
8,302	REX American Resources Corp.*(a)	443,576
17,573	Western Refining, Inc.	578,152

		4,090,812

Shares	Description	Value
Common Stocks – (continued)
Paper & Forest Products – 0.4%
11,231	Schweitzer-Mauduit International, Inc.	$ 471,702

Pharmaceuticals* – 0.5%
12,407	Prestige Brands Holdings, Inc.	579,159

Professional Services – 0.3%
14,377	CDI Corp.	73,898
8,101	Heidrick & Struggles International, Inc.	213,542
5,861	RPX Corp.*	67,870

		355,310

Real Estate Investment Trusts – 14.8%
55,555	American Capital Mortgage Investment Corp.	723,882
158,457	Anworth Mortgage Asset Corp.	675,027
38,956	ARMOUR Residential REIT, Inc.	759,252
14,353	Capstead Mortgage Corp.	134,057
12,287	Coresite Realty Corp.	788,088
107,947	Cousins Properties, Inc.	930,503
29,828	CubeSmart	933,318
21,731	CyrusOne, Inc.	800,787
34,988	DCT Industrial Trust, Inc.	1,252,221
31,593	DuPont Fabros Technology, Inc.	1,047,940
50,162	First Industrial Realty Trust, Inc.	1,032,836
36,416	Hudson Pacific Properties, Inc.	925,331
40,315	Kite Realty Group Trust	1,068,347
48,111	Mack-Cali Realty Corp.	1,000,228
136,826	New York Mortgage Trust, Inc.	662,238
20,979	Pennsylvania Real Estate Investment Trust	410,769
11,534	PS Business Parks, Inc.	998,614
9,540	QTS Realty Trust, Inc. Class A	440,748
22,414	Ramco-Gershenson Properties Trust	383,055
44,461	Rouse Properties, Inc.(a)	778,068
1,828	Saul Centers, Inc.	92,990
7,862	Sovran Self Storage, Inc.	885,890
26,311	STAG Industrial, Inc.	445,445
57,330	Western Asset Mortgage Capital Corp.(a)	562,407

		17,732,041

Real Estate Management & Development – 1.3%
27,175	Alexander & Baldwin, Inc.	823,403
19,621	RE/MAX Holdings, Inc. Class A	683,203

		1,506,606

Road & Rail – 0.2%
10,506	ArcBest Corp.	215,688

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – 1.5%
26,571	Advanced Energy Industries, Inc.*	$ 746,114
17,387	Cabot Microelectronics Corp.*	706,608
2,439	MKS Instruments, Inc.	86,438
4,651	Power Integrations, Inc.	219,201
5,387	Veeco Instruments, Inc.*	100,414

		1,858,775

Software – 0.4%
11,202	Mentor Graphics Corp.	194,691
931	MicroStrategy, Inc. Class A*	160,607
10,255	QAD, Inc. Class A	189,820

		545,118

Specialty Retail – 1.4%
52,273	Rent-A-Center, Inc.	711,958
15,312	Stage Stores, Inc.(a)	127,090
19,790	The Cato Corp. Class A	798,131

		1,637,179

Thrifts & Mortgage Finance – 3.7%
46,677	Dime Community Bancshares, Inc.	802,378
16,073	Flagstar Bancorp, Inc.*	299,761
53,214	Northfield Bancorp, Inc.	823,753
53,668	Oritani Financial Corp.	897,329
8,498	TrustCo Bank Corp. NY	46,739
43,097	Washington Federal, Inc.	920,121
22,171	WSFS Financial Corp.	644,289

		4,434,370

Trading Companies & Distributors – 0.7%
2,382	Applied Industrial Technologies, Inc.	91,564
19,527	Beacon Roofing Supply, Inc.*	790,844

		882,408

Water Utilities – 0.4%
21,121	California Water Service Group	529,926

Wireless Telecommunication Services – 0.2%
16,569	Spok Holdings, Inc.	298,408

TOTAL COMMON STOCKS (Cost $125,525,750)		$116,951,023

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(b) – 2.8%
Repurchase Agreements – 2.8%
Joint Repurchase Agreement Account II
$3,400,000	0.350%	02/01/16	$ 3,400,000
(Cost $3,400,000)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $128,925,750)			$120,351,023

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(c)(d) – 2.2%
Goldman Sachs Financial Square Money Market Fund – FST Shares
2,593,625	0.365%	$ 2,593,625
(Cost $2,593,625)

TOTAL INVESTMENTS – 102.4% (Cost $131,519,375)		$122,944,648

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.4)%		(2,869,954)

NET ASSETS – 100.0%		$120,074,694

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Joint repurchase agreement was entered into on January 29, 2016. Additional information appears in the Notes to the Schedule of Investments section.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on January 31, 2016.

(d)	Represents an Affiliated Issuer.

Investment Abbreviations:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2016, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Russell 2000 Mini Index	21	March 2016	$2,165,940	$19,217

TAX INFORMATION — At January 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$131,508,109

Gross unrealized gain	9,599,032
Gross unrealized loss	(18,162,493)

Net unrealized security loss	$(8,563,461)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments

January 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 97.5%
Aerospace & Defense – 3.4%
41,566	General Dynamics Corp.	$ 5,560,284
63,191	Honeywell International, Inc.	6,521,311
11,674	Raytheon Co.	1,497,073
24,577	Spirit AeroSystems Holdings, Inc. Class A*	1,042,065
2,445	The Boeing Co.	293,718

		14,914,451

Air Freight & Logistics – 0.0%
1,624	United Parcel Service, Inc. Class B	151,357

Airlines – 1.0%
4,972	Alaska Air Group, Inc.	350,029
60,293	Delta Air Lines, Inc.	2,670,377
33,719	Southwest Airlines Co.	1,268,509

		4,288,915

Beverages – 3.7%
98,273	Coca-Cola Enterprises, Inc.	4,561,833
36,234	Dr. Pepper Snapple Group, Inc.	3,400,198
83,016	PepsiCo., Inc.	8,243,489

		16,205,520

Biotechnology – 1.7%
42,658	AbbVie, Inc.	2,341,924
3,297	Amgen, Inc.	503,551
31,577	Incyte Corp.*	2,228,073
8,919	Ionis Pharmaceuticals, Inc.*	347,217
15,136	Medivation, Inc.*	494,947
2,066	Regeneron Pharmaceuticals, Inc.*	867,906
1,118	United Therapeutics Corp.*	137,715
3,142	Vertex Pharmaceuticals, Inc.*	285,137

		7,206,470

Capital Markets – 2.2%
27,306	Ameriprise Financial, Inc.	2,475,289
53,144	E*TRADE Financial Corp.*	1,252,073
31,193	SEI Investments Co.	1,224,013
131,292	The Bank of New York Mellon Corp.	4,755,396

		9,706,771

Chemicals – 1.5%
37,741	Ecolab, Inc.	4,071,122
5,624	LyondellBasell Industries NV Class A	438,503
5,320	The Sherwin-Williams Co.	1,360,164
12,975	Westlake Chemical Corp.	590,103

		6,459,892

Commercial Banks – 4.6%
536,113	Bank of America Corp.	7,580,638
3,823	Citigroup, Inc.	162,783
98,442	JPMorgan Chase & Co.	5,857,299
55,308	KeyCorp	617,237
121,600	SunTrust Banks, Inc.	4,448,128
31,646	Wells Fargo & Co.	1,589,579

		20,255,664

Shares	Description	Value
Common Stocks – (continued)
Communications Equipment – 2.2%
36,849	F5 Networks, Inc.*	$ 3,455,699
177,108	Juniper Networks, Inc.	4,179,749
47,849	QUALCOMM, Inc.	2,169,474

		9,804,922

Computers & Peripherals – 5.4%
186,382	Apple, Inc.	18,142,424
224,660	EMC Corp.	5,564,828

		23,707,252

Consumer Finance – 0.6%
39,580	Capital One Financial Corp.	2,597,240

Containers & Packaging – 0.6%
73,870	WestRock Co.	2,606,134

Diversified Financial Services – 1.1%
14,377	Berkshire Hathaway, Inc. Class B*	1,865,703
43,026	MSCI, Inc.	2,961,910

		4,827,613

Diversified Telecommunication Services – 2.5%
36,078	AT&T, Inc.	1,300,973
195,705	Verizon Communications, Inc.	9,779,379

		11,080,352

Electronic Equipment, Instruments & Components – 1.2%
318,816	Flextronics International Ltd.*	3,341,192
59,261	Ingram Micro, Inc. Class A	1,671,160

		5,012,352

Energy Equipment & Services – 0.3%
27,793	Baker Hughes, Inc.	1,209,273

Food & Staples Retailing – 2.8%
72,779	CVS Health Corp.	7,029,724
137,894	The Kroger Co.	5,351,666

		12,381,390

Food Products – 4.6%
118,006	ConAgra Foods, Inc.	4,913,770
88,219	Flowers Foods, Inc.	1,812,018
48,749	General Mills, Inc.	2,754,806
72,677	The Kraft Heinz Co.	5,673,167
90,402	Tyson Foods, Inc. Class A	4,823,851

		19,977,612

Health Care Equipment & Supplies – 3.0%
25,281	C.R. Bard, Inc.	4,633,249
120,905	Hologic, Inc.*	4,103,516
41,654	Sirona Dental Systems, Inc.*	4,427,403

		13,164,168

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Health Care Providers & Services – 3.9%
49,434	AmerisourceBergen Corp.	$ 4,427,309
12,416	Anthem, Inc.	1,620,164
4,230	Cigna Corp.	565,128
75,679	Express Scripts Holding Co.*	5,439,050
30,514	McKesson Corp.	4,912,143

		16,963,794

Health Care Technology* – 0.0%
10,549	Allscripts Healthcare Solutions, Inc.	145,365

Hotels, Restaurants & Leisure – 4.0%
92,639	Carnival Corp.	4,458,715
5,572	Darden Restaurants, Inc.	351,371
59,131	McDonald’s Corp.	7,319,235
71,900	Yum! Brands, Inc.	5,203,403

		17,332,724

Household Durables* – 0.6%
15,523	Mohawk Industries, Inc.	2,583,182

Household Products – 0.8%
25,106	Church & Dwight Co., Inc.	2,108,904
14,985	The Procter & Gamble Co.	1,224,125

		3,333,029

Independent Power Producers & Energy Traders – 1.1%
75,855	Calpine Corp.*	1,161,340
323,914	NRG Energy, Inc.	3,446,445

		4,607,785

Industrial Conglomerates – 0.6%
90,941	General Electric Co.	2,646,383

Insurance – 3.3%
97,857	Lincoln National Corp.	3,861,437
47,813	Reinsurance Group of America, Inc.	4,027,289
21,660	The Allstate Corp.	1,312,596
48,900	The Travelers Cos., Inc.	5,234,256

		14,435,578

Internet & Catalog Retail – 2.0%
10,426	Amazon.com, Inc.*	6,120,062
1,991	Expedia, Inc.	201,171
9,836	Netflix, Inc.*	903,338
1,220	The Priceline Group, Inc.*	1,299,263

		8,523,834

Internet Software & Services* – 5.4%
7,284	Alphabet, Inc. Class A	5,545,674
7,403	Alphabet, Inc. Class C	5,500,059
189,140	eBay, Inc.	4,437,224
54,761	Facebook, Inc. Class A	6,144,732
60,211	Rackspace Hosting, Inc.	1,216,864
21,561	Yahoo!, Inc.	636,265

		23,480,818

Shares	Description	Value
Common Stocks – (continued)
IT Services – 1.5%
13,216	Accenture PLC Class A	$ 1,394,817
7,380	Fidelity National Information Services, Inc.	440,807
1,848	Fiserv, Inc.*	174,747
94,016	Vantiv, Inc. Class A*	4,423,453

		6,433,824

Life Sciences Tools & Services – 1.3%
42,572	Thermo Fisher Scientific, Inc.	5,622,058

Machinery – 0.8%
139,774	Allison Transmission Holdings, Inc.	3,325,223
3,324	Illinois Tool Works, Inc.	299,393

		3,624,616

Media – 3.0%
139,799	Comcast Corp. Class A	7,788,202
78,518	Liberty Global PLC Series C*	2,615,435
26,642	The Interpublic Group of Cos., Inc.	597,846
7,328	Time Warner Cable, Inc.	1,333,769
34,009	Twenty-First Century Fox, Inc. Class A	917,223

		13,252,475

Multiline Retail – 0.6%
38,833	Target Corp.	2,812,286

Oil, Gas & Consumable Fuels – 8.1%
3,774	CVR Energy, Inc.(a)	132,165
49,265	Exxon Mobil Corp.	3,835,280
127,013	HollyFrontier Corp.	4,441,645
119,597	Marathon Petroleum Corp.	4,997,959
37,890	PBF Energy, Inc. Class A	1,325,771
67,348	Phillips 66	5,397,942
52,315	Tesoro Corp.	4,564,484
222,437	The Williams Cos., Inc.	4,293,034
78,493	Valero Energy Corp.	5,327,320
26,394	World Fuel Services Corp.	1,028,046

		35,343,646

Personal Products – 0.0%
2,266	The Estee Lauder Cos., Inc. Class A	193,177

Pharmaceuticals – 3.8%
106,421	Johnson & Johnson	11,114,609
20,883	Pfizer, Inc.	636,723
109,145	Zoetis, Inc.	4,698,692

		16,450,024

Real Estate Investment Trusts – 1.6%
75,423	Apartment Investment & Management Co. Class A	2,952,810
6,323	Equity Commonwealth*	170,025
42,790	Equity LifeStyle Properties, Inc.	2,820,717
21,581	Post Properties, Inc.	1,236,376

		7,179,928

Real Estate Management & Development – 0.2%
8,133	CBRE Group, Inc. Class A*	227,480
3,764	Jones Lang LaSalle, Inc.	529,670

		757,150

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – 2.0%
2,037	KLA-Tencor Corp.	$ 136,459
60,970	Maxim Integrated Products, Inc.	2,036,398
58,236	NXP Semiconductors NV*	4,354,888
44,495	Texas Instruments, Inc.	2,355,120

		8,882,865

Software – 1.8%
18,524	Cadence Design Systems, Inc.*	362,329
7,069	Citrix Systems, Inc.*	498,082
124,542	Microsoft Corp.	6,861,019

		7,721,430

Specialty Retail – 5.8%
6,628	AutoZone, Inc.*	5,086,261
84,937	Lowe’s Cos., Inc.	6,086,585
20,708	O’Reilly Automotive, Inc.*	5,402,717
68,193	The Home Depot, Inc.	8,575,952

		25,151,515

Tobacco – 1.8%
125,201	Altria Group, Inc.	7,651,033

Trading Companies & Distributors – 1.1%
20,078	HD Supply Holdings, Inc.*	527,449
36,647	Watsco, Inc.	4,258,748

		4,786,197

TOTAL COMMON STOCKS (Cost $429,514,350)		$ 425,472,064

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(b) – 2.6%
Repurchase Agreements – 2.6%
Joint Repurchase Agreement Account II
$11,100,000	0.350%	02/01/16	$ 11,100,000
(Cost $11,100,000)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $440,614,350)			$436,572,064

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(c)(d) – 0.0%
Goldman Sachs Financial Square Money Market Fund – FST Shares
119,875	0.365%	$ 119,875
(Cost $119,875)

TOTAL INVESTMENTS – 100.1% (Cost $440,734,225)		$436,691,939

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		(426,521)

NET ASSETS – 100.0%		$436,265,418

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Joint repurchase agreement was entered into on January 29, 2016. Additional information appears in the Notes to the Schedule of Investments section.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on January 31, 2016.

(d)	Represents an Affiliated Issuer.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2016, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

S&P 500 E-Mini Index	75	March 2016	$7,237,875	$(520,070)

TAX INFORMATION – At January 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$442,589,794

Gross unrealized gain	19,299,264
Gross unrealized loss	(25,197,119)

Net unrealized security loss	$(5,897,855)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Money Market Fund (“Underlying Fund”) are valued at the NAV of the FST Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Funds enter into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default and maintenance of securities for [both] repurchase agreements [and reverse repurchase agreements]. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

Securities Lending — Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Money Market Fund (“Money Market Fund”), an affiliated series of the Trust. The Money Market Fund is registered under the Investment Company Act of 1940, as amended ( the “Act”), as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.205% on an annualized basis of the average daily net assets of the Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by GSAL to exercise these remedies, the Funds sustain losses as a result of a borrower’s default, GSAL indemnifies the Funds by purchasing replacement securities at GSAL’s expense, or paying the Funds an amount equal to the market value of the replacement securities, subject to an exclusion for any shortfalls resulting from a loss of value in the cash collateral pool due to reinvestment risk and a requirement that the Funds agree to assign rights to the collateral to GSAL for purpose of using the collateral to cover purchase of replacement securities as more fully described in the Securities Lending Agency Agreement. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral is at least equal to the value of the cash received.

Both the Funds and GSAL received compensation relating to the lending of the Funds’ securities.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Board of Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of January 31, 2016:

LARGE CAP GROWTH INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
North America	$812,212,752	$—	$—
Europe	1,267,244	—	—
Asia	1,128,512	—	—
Short-term Investments	—	13,300,000	—
Total	$814,608,508	$13,300,000	$—

Derivative Type
Liabilities(b)
Futures Contracts	$(870,556)	$—	$—

LARGE CAP VALUE INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$3,174,501	$—	$—
North America	316,630,112	—	—
Short-term Investments	—	8,100,000	—
Securities Lending Reinvestment Vehicle	904,200	—	—
Total	$320,708,813	$8,100,000	$—

Derivative Type
Assets(b)
Futures Contracts	$110,130	$—	$—

SMALL CAP EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$1,073,285	$—	$—
North America	131,416,185	—	—
Short-term Investments	—	4,300,000	—
Securities Lending Reinvestment Vehicle	5,537,587	—	—
Total	$138,027,057	$4,300,000	$—

Derivative Type
Assets(b)
Futures Contracts	$39,288	$—	$—

SMALL CAP GROWTH INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$280,203	$—	$—
Europe	1,670,996	—	—
North America	120,242,512	—	—
Short-term Investments	—	9,200,000	—
Securities Lending Reinvestment Vehicle	5,724,995	—	—
Total	$127,918,706	$9,200,000	$—

Derivative Type
Assets(b)
Futures Contracts	$47,311	$—	$—

SMALL CAP VALUE INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
North America	$116,951,023	$—	$—
Short-term Investments	—	3,400,000	—
Securities Lending Reinvestment Vehicle	2,593,625	—	—
Total	$119,544,648	$3,400,000	$—

Derivative Type
Assets(b)
Futures Contracts	$19,217	$—	$—

U.S. EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
North America	$417,106,924	$—	$—
Europe	8,365,140	—	—
Short-term Investments	—	11,100,000	—
Securities Lending Reinvestment Vehicle	119,875	—	—
Total	$425,591,939	$11,100,000	$—

Derivative Type
Liabilities(b)
Futures Contracts	$(520,070)	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At January 31, 2016, the Funds had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of February 1, 2016, as follows:

Fund	Principal Amount	Maturity Value	Collateral Allocation Value
Large Cap Growth Insights	$13,300,000	$13,300,129	$13,594,109
Large Cap Value Insights	8,100,000	8,100,079	8,279,119
Small Cap Equity Insights	4,300,000	4,300,042	4,395,088
Small Cap Growth Insights	9,200,000	9,200,090	9,403,444
Small Cap Value Insights	3,400,000	3,400,033	3,475,186
U.S. Equity Insights	11,100,000	11,100,108	11,345,459

REPURCHASE AGREEMENTS — At January 31, 2016, the Principal Amount of the Funds’ interest in the Joint Repurchase Agreement Account II was as follows:

Counterparty	Interest Rate	Large Cap Growth Insights	Large Cap Value Insights	Small Cap Equity Insights	Small Cap Growth Insights	Small Cap Value Insights	U.S. Equity Insights
BNP Paribas Securities Co.	0.370%	$3,529,932	$2,149,808	$1,141,256	$2,441,758	$902,389	$2,946,034
Citigroup Global Markets, Inc.	0.350	2,810,872	1,711,884	908,778	1,944,363	718,569	2,345,916
Merrill Lynch & Co., Inc.	0.350	3,625,371	2,207,933	1,172,113	2,507,775	926,786	3,025,685
Merrill Lynch & Co., Inc.	0.330	3,333,825	2,030,375	1,077,853	2,306,104	852,256	2,782,365
TOTAL		$13,300,000	$8,100,000	$4,300,000	$9,200,000	$3,400,000	$11,100,000

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corp.	2.000 to 7.000%	06/01/19 to 10/01/45
Federal National Mortgage Association	2.500 to 7.500	04/01/26 to 11/01/44
Government National Mortgage Association	3.000 to 6.000	02/15/29 to 08/15/45
U.S. Treasury Note	2.250	11/15/25

The Funds’ risks include, but are not limited to, the following:

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Funds invest. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Funds have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Funds also invest in securities of issuers located in emerging markets, these risks may be more pronounced.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date March 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date March 30, 2016

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date March 30, 2016

*	Print the name and title of each signing officer under his or her signature.